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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     September 30, 2009
                                                   ------------------

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one):        [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
                  -------------------------
Address:          19 South Second Street
                  -------------------------
                  Oakland, Maryland 21550
                  -----------------------

Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig, Jr.
                  -------------------------------
Title:            Senior Trust Officer/SVP
                  -------------------------------
Phone:            301-533-2360
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.  Oakland, Maryland             10/30/2009
-------------------------  -----------------         ------------------
     Signature                City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       0
                                                               -----------

Form 13F Information Table Entry Total:                                 74
                                                               -----------

Form 13F Information Table Value Total:                            $64,663
                                                                   -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

1192792.1  13642/108254  10/30/2009

                                FORM 13F
                            INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                         VALUE     SHARES/    SH/   PUT/  INVSTMT  OTHER
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT    PRN   CALL  DSCRETN MANAGERS   SOLE   SHARED   NONE
-------------------------------------------------------------- -------------------- ----- ------- -------- ------- ------- --------
ACCENTURE LTD                                G1151C101    900       24160      SH         SOLE               24160     0         0
INGERSOLL-RAND PUBLIC
  LIMITED COMPANY                            G47791101    212        6900      SH         SOLE                6900     0         0
NABORS INDUSTRIES                            G6359F103    261       12490      SH         SOLE               12490     0         0
AT&T INC                           COM       00206R102    424       15708      SH         SOLE               15708     0         0
ABBOTT LABS                        COM         2824100    593       11985      SH         SOLE               11985     0         0
BP AMOCO P L C                SPONSORED ADR   55622104    320        6019      SH         SOLE                6019     0         0
BANK OF AMERICA CORP                          60505104    863       51045      SH         SOLE               51045     0         0
BECTON DICKINSON AND COMPANY                  75887109    262        3750      SH         SOLE                3750     0         0
BRISTOL MYERS SQUIBB CO            COM       110122108    974       43244      SH         SOLE               43244     0         0
CSX CORP                           COM       126408103    463       11070      SH         SOLE               11070     0         0
CHEVRONTEXACO                                166764100    456        6480      SH         SOLE                6480     0         0
CISCO SYS INC                      COM       17275R102    996       42339      SH         SOLE               42339     0         0
COCA COLA CO                       COM       191216100    511        9525      SH         SOLE                9525     0         0
CONOCOPHILLIPS                               20825C104    265        5865      SH         SOLE                5865     0         0
DUFF & PHELPS UTILS INCOME I       COM       23325P104    103       11557      SH         SOLE               11557     0         0
DANAHER CORP DEL                   COM       235851102   1410       20955      SH         SOLE               20955     0         0
UIT DIAMONDS                     TR SER1     252787106   1649       16982      SH         SOLE               16982     0         0
DISNEY WALT CO                 COM DISNEY    254687106    447       16281      SH         SOLE               16281     0         0
DOMINION NEW RES INC VA NEW                  25746U109   1157       33548      SH         SOLE               33548     0         0
DU PONT E I DE NEMOURS & CO        COM       263534109    466       14497      SH         SOLE               14497     0         0
DUKE ENERGY CORP                   COM       26441C105    177       11226      SH         SOLE               11226     0         0
EXELON CORP                                  30161N101    356        7183      SH         SOLE                7183     0         0
EXXON MOBIL CORP                   COM       30231G102   2725       39717      SH         SOLE               39717     0         0
FIRST UNITED CORPORATION                     33741H107   3387      320428      SH         SOLE              317428  3000         0
GENERAL ELEC CO                    COM       369604103    411       25028      SH         SOLE               25028     0         0
GRAINGER W W INC                             384802104    522        5845      SH         SOLE                5845     0         0
INTERNATIONAL BUSINESS MACHS       COM       459200101   1534       12823      SH         SOLE               12823     0         0
ISHARES DOW JONES TRANSPORT         A        464287192    506        7370      SH         SOLE                7370     0         0
ISHARES TRUST MSCI EMERGIN                   464287234   1198       30794      SH         SOLE               30794     0         0
ISHARES MSCI EAFE INDEX FUND                 464287465   1281       23425      SH         SOLE               23425     0         0
ISHARE RUSSELL MID CAP VALUE                 464287473   2227       62889      SH         SOLE               62889     0         0
ISHARE RUSELL MID CAP GROWTH                 464287481    983       23116      SH         SOLE               23116     0         0
ETF- ISHARES TRUST MID CAP I                 464287499    286        3650      SH         SOLE                3650     0         0
ISHARES RUSSELL 1000
  VAL INDEX FD                               464287598    953       17175      SH         SOLE               17175     0         0
ISHARES RUSSELL 1000
  GROWTH INDEX FD                            464287614   2585       55821      SH         SOLE               55821     0         0
ISHARES RUSSELL 2000 VALUE                   464287630    960       17018      SH         SOLE               17018     0         0
ISHARES TR RUSSELL 2000
  GROWTH INDEX FD                            464287648   1337       20444      SH         SOLE               20444     0         0
ISHARES-TECHNOLOGY                           464287721   1204       23170      SH         SOLE               23170     0         0
ISHARES TR DJ US REAL EST                    464287739    301        7060      SH         SOLE                7060     0         0
ISHARES - HEALTH                             464287762    981       16650      SH         SOLE               16650     0         0
JOHNSON & JOHNSON                  COM       478160104   1494       24547      SH         SOLE               24547     0         0
KOHL'S CORP (WISCONSIN)                      500255104   1444       25310      SH         SOLE               25310     0         0
L-3 COMMUNICATIONS HLDGS INC       COM       502424104   1212       15095      SH         SOLE               15095     0         0
LOWES COS INC                     COMO       548661107    683       32640      SH         SOLE               32640     0         0
M & T BANK CORP                              55261F104    480        7701      SH         SOLE                7701     0         0
MCDONALDS CORP                     COM       580135101    422        7390      SH         SOLE                7390     0         0
MEADWESTVACO CORP                            583334107    247       11064      SH         SOLE               11064     0         0
METLIFE, INC.                                59156R108    253        6636      SH         SOLE                6636     0         0
MICROSOFT CORP                     COM       594918104    271       10546      SH         SOLE               10546     0         0
NATIONAL OILWELL VARCO INC                   637071101    420        9734      SH         SOLE                9734     0         0
NUVEEN INSD TAX-FREE
  ADVANTAGE MUN FD                 COM       670657105    191       13333                 SOLE               13333     0         0
OCCIDENTAL PETE CORP DEL           COM       674599105    403        5136      SH         SOLE                5136     0         0
PNC FINL SVCS GROUP INC            COM       693475105    201        4145      SH         SOLE                4145     0         0
PEPSICO INC                        COM       713448108   1455       24805      SH         SOLE               24805     0         0
POWERSHARE QQQ TR                            73935A104   2715       64263      SH         SOLE               64263     0         0
POWERSHARES WATER RESOURCE          P        73935X575    384       23000      SH         SOLE               23000     0         0
POWERSHARES OIL SERVICES                     73935X625    755       44620      SH         SOLE               44620     0         0
PRAXAIR INC                        COM       74005P104    837       10244      SH         SOLE               10244     0         0
PRICE T ROWE GROUP INC                       74144T108    608       13300      SH         SOLE               13300     0         0
PROCTER & GAMBLE CO                COM       742718109    638       11021      SH         SOLE               11021     0         0
RYDEX ETF TR S&P 500 EQUAL
  WEIGHTED INDEX FD                          78355W106   1463       39240      SH         SOLE               39240     0         0
SPDR TRUST UNIT                              78462F103   5781       54752      SH         SOLE               54752     0         0
SCHLUMBERGER LTD                   COM       806857108    617       10353      SH         SOLE               10353     0         0
SPDR-BASIC MATERIALS                         81369Y100    388       12552      SH         SOLE               12552     0         0
SPDR - CONSUMER STAPLES                      81369Y308    636       24997      SH         SOLE               24997     0         0
SPDR CONSUMER DISCRETIONARY                  81369Y407    202        7352      SH         SOLE                7352     0         0
SPDR-ENERGY                                  81369Y506    639       11856      SH         SOLE               11856     0         0
S&P FINANCIAL SELECT SECTOR
  SPDRFUND                                   81369Y605    203       13600      SH         SOLE               13600     0         0
SPDR-INDUSTRIAL                              81369Y704    523       19864      SH         SOLE               19864     0         0
SPDR-UTILITIES                               81369Y886    201        6848      SH         SOLE                6848     0         0
STATE ST CORP                                857477103    651       12380      SH         SOLE               12380     0         0
TARGET CORP                                  87612E106    250        5360      SH         SOLE                5360     0         0
VERIZON COMMUNICATIONS                       92343V104   1129       37303      SH         SOLE               37303     0         0
WAL MART STORES INC                COM       931142103    221        4511      SH         SOLE                4511     0         0

GRAND TOTALS                                            64663     1720730                                  1717730  3000         0